Intangible Assets (Schedule Of Amortizable Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Finite-Lived Intangible Assets [Line Items]
Gross	$ 67,882	$ 99,273
Accumulated amortization	(38,204)	(40,636)
Net	29,677	58,637	31,399
Lease Premiums [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	67,882	73,673
Accumulated amortization	(38,204)	(27,448)
Net	29,677	46,225
Customer Relationships-Parts [Member]
Finite-Lived Intangible Assets [Line Items]
Gross		19,800
Accumulated amortization		(9,229)
Net		10,571
Customer Relationships-Engines [Member]
Finite-Lived Intangible Assets [Line Items]
Gross		3,600
Accumulated amortization		(2,516)
Net		1,084
FAA Certificate At AeroTurbine [Member]
Finite-Lived Intangible Assets [Line Items]
Gross		1,100
Accumulated amortization		(343)
Net		757
Non-Compete Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Gross		1,100
Accumulated amortization		$ (1,100)